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                                                                      USAA LIFE
                                                              INSURANCE COMPANY
                                                               VARIABLE ANNUITY
 ==============================================================================
                                                              Semiannual Report

                                                                  June 30, 2000


[USAA LOGO APPEARS HERE]
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TABLE of CONTENTS
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PRESIDENT'S MESSAGE......................................................    iii

USAA LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT

Overview of the Variable Annuity Fund Accounts...........................    A-2

USAA LIFE INVESTMENT TRUST

USAA Life Fund Overviews.................................................    B-3
Portfolios of Investments................................................   B-24
Notes to Portfolios of Investments.......................................   B-43
Statements of Assets and Liabilities.....................................   B-44
Statements of Operations.................................................   B-45
Statements of Changes in Net Assets......................................   B-46
Notes to Financial Statements............................................   B-48

SCUDDER VARIABLE LIFE INVESTMENT FUND (VLIF)
CAPITAL GROWTH PORTFOLIO

Letter from the Fund's President.........................................    C-2
Portfolio Management Discussion..........................................    C-3
Performance Update.......................................................    C-4
Portfolio Summary........................................................    C-5
Investment Portfolio.....................................................    C-6
Financial Statements.....................................................    C-9
Financial Highlights.....................................................   C-12
Notes to Financial Statements............................................   C-13

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO

Schedule of Investments..................................................    D-4
Financial Highlights.....................................................    D-6
Statement of Assets and Liabilities......................................    D-7
Statement of Operations..................................................    D-8
Statement of Changes in Net Assets.......................................    D-9
Notes to Financial Statements............................................   D-10

This report is for the information of USAA Life Variable Annuity contract holders and others who have received a copy of the currently effective Variable Annuity prospectus. It may be used as sales literature only when preceded or accompanied by a current prospectus which includes complete information. The USAA Life Variable Annuity is distributed by USAA Investment Management Company, a registered broker dealer.
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TABLE of CONTENTS, continued
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DEUTSCHE VIT EQUITY 500 INDEX

Letter to Shareholders....................................................   E-2
Schedule of Investments...................................................   E-5
Statement of Assets and Liabilities.......................................  E-11
Statement of Operations...................................................  E-12
Statements of Changes in Net Assets.......................................  E-13
Financial Highlights......................................................  E-14
Notes to Financial Statements.............................................  E-15

DEUTSCHE VIT SMALL CAP INDEX

Letter to Shareholders....................................................  E-18
Schedule of Investments...................................................  E-21
Statement of Assets and Liabilities.......................................  E-43
Statement of Operations...................................................  E-44
Statements of Changes in Net Assets.......................................  E-45
Financial Highlights......................................................  E-46
Notes to Financial Statements.............................................  E-47

DEUTSCHE VIT EAFE(R) EQUITY INDEX

Letter to Shareholders....................................................  E-50
Schedule of Investments...................................................  E-54
Statement of Assets and Liabilities.......................................  E-63
Statement of Operations...................................................  E-64
Statements of Changes in Net Assets.......................................  E-65
Financial Highlights......................................................  E-66
Notes to Financial Statements.............................................  E-67

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex Brown LLC, Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited.
Deutsche VIT Funds are not insured by the FDIC and are not deposits, obligations of or guaranteed by Deutsche Bank.

        USAA LIFE INSURANCE COMPANY VARIABLE ANNUITY SEMIANNUAL REPORT

                              PRESIDENT'S MESSAGE

                        FROM THE DESK OF JIM MIDDLETON

Your Variable Annuity is an innovative financial product that offers tax-deferred growth, an array of investment options, and flexibility. Like no other investment, it can be converted into a stream of retirement income. At USAA Life, we call that smart money management. There are many aspects of the Variable Annuity that make it a complete retirement package. The two I would like to focus on in this Report are diversification and dollar-cost averaging. Many investors find these investment strategies are a reliable, easy way to manage their long-term retirement plan - just two more components of smart money management.

DIVERSIFICATION

Diversification is the basis for a sound and balanced portfolio. A properly diversified portfolio can reduce risk while optimizing potential returns. By their very nature, variable fund accounts are diversified. A variable fund account invests in an underlying fund whose portfolio holds a mix of stocks and/or bonds. Sometimes the underlying fund also includes a mix of domestic and international stocks and bonds. As a result, when individual securities or market sectors fluctuate, your Variable Annuity may not be at as great a risk.

You can further diversify your Variable Annuity by allocating money to a number of fund accounts. If the performance of one fund account begins to decline because the underlying fund has invested in one or two market sectors that falter, other fund accounts may be performing well and your overall risk may be reduced. A discussion of the investment activity of each underlying fund is provided by the portfolio manager and included later in this Report. A complete listing of how each fund was invested, as of June 30, 2000, is also included. To discuss your contract's investment mix or your allocation strategy for future contributions call your USAA Life representative.

DOLLAR-COST AVERAGING

Another time-honored investment strategy - dollar-cost averaging - allows you to systematically allocate a fixed dollar amount to your contract. The expectation is that you'll buy fewer units when prices are high and more units when prices are low. Over time, your average cost per unit should be lower than the average price per unit for the same period.

Here's how it works: Assume you add $500 to your Variable Annuity each month for a year. Taking market price fluctuations into consideration, you are able to acquire a total of 311 units over a 12 month period as illustrated in the hypothetical example on the next page. The average market price of a unit would have been $19.85. Using dollar-cost averaging, you would have paid an average of $19.29 for each unit - a difference of 56 cents each, or a total of $174.16 for the 311 units. Initially, this may not seem like much of a difference; but over time, the impact has the potential to be greater.

Dollar-cost averaging is an effective strategy for many investors. USAA Life's Automatic Payment Plan is a form of dollar-cost averaging. It is an easy way to add money to your Variable Annuity on a regular basis. A representative can provide more information. However, keep in mind that there is no guarantee dollar-cost averaging will result in a profit or protect against a loss. Systematic investing involves continuous investment in securities regardless of the fluctuating price levels of these securities. Always consider your ability to continue through periods of both low and high price levels.

If you are using your Variable Annuity to fund an IRA, TSA or other qualified retirement plan, annual contribution limits are subject to Internal Revenue Code guidelines.

Withdrawals made before age 59 1/2 may be subject to a 10% federal tax penalty on the taxable amount. Money not previously taxed is taxed as ordinary income when withdrawn.

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                                      iii
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        USAA LIFE INSURANCE COMPANY VARIABLE ANNUITY SEMIANNUAL REPORT

                              PRESIDENT'S MESSAGE


HOW DOLLAR-COST AVERAGING WORKS
--------------------------------------------------------------------------------
                                                                  Number of
 Month         Amount Added        Market Price Per Unit       Units Purchased
--------------------------------------------------------------------------------
   1             $  500                  $ 25.00                     20
--------------------------------------------------------------------------------
   2                500                    25.00                     20
--------------------------------------------------------------------------------
   3                500                    22.73                     22
--------------------------------------------------------------------------------
   4                500                    20.00                     25
--------------------------------------------------------------------------------
   5                500                    20.00                     25
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   6                500                    17.86                     28
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   7                500                    15.15                     33
--------------------------------------------------------------------------------
   8                500                    15.15                     33
--------------------------------------------------------------------------------
   9                500                    16.67                     30
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  10                500                    17.85                     28
--------------------------------------------------------------------------------
  11                500                    20.00                     25
--------------------------------------------------------------------------------
  12                500                    22.73                     22
--------------------------------------------------------------------------------
 Total           $6,000                  $238.14                    311
--------------------------------------------------------------------------------
AVERAGE MARKET PRICE PER UNIT:
$19.85 ($238.14 divided by 12)

COST PER UNIT USING DOLLAR-COST AVERAGING:
$19.29 ($6000 divided by 311)


LOOKING FORWARD

The market continues to be unpredictable and volatile. As is always the case, the direction the market takes and the longevity of its turns are uncertain. Since market risk cannot be eliminated, choosing an investment strategy which enables you to reduce that risk while maximizing growth potential should be your primary concern. Consider the following:

 . Your Variable Annuity is a long-term retirement plan. Short-term price decreases shouldn't impact the overall future value of your contract. In fact, inflation, taxation and failing to set aside enough money for retirement are cause for more concern than the current state of market activity.

 . When altering your investment strategy, consider incremental changes. Try to avoid making radical changes to your portfolio.

 . If performance is driving your investing decisions, consider both current and historical returns. A top performer today may not have the same historical track record and vice versa. Information about the value of your contract and the performance of your investment options is available 24 hours a day, 7 days a week by simply calling the toll-free USAA Touchline(R) at 1-800-531-5433.

We remain committed to serving you by providing quick and accurate responses to your questions. We encourage you to call a salaried USAA Life representative to discuss this Report or your own personal financial situation.

                                1-800-531-4265

                           (456-9061 in San Antonio)

Sincerely,


/S/  JAMES A. MIDDLETON
-------------------------------------
James M. Middleton, Col., USAF, (Ret.)
President & CEO
USAA Life Insurance Company

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                                      iv
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                                                     USAA LIFE INSURANCE COMPANY
                                               VARIABLE ANNUITY SEPARATE ACCOUNT
                                        ========================================
                                                               Semiannual Report
                                                                   June 30, 2000


                                                                   [LOGO OF USAA
                                                                   APPEARS HERE]

       SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY VARIABLE ANNUITY
--------------------------------------------------------------------------------
                                  AN OVERVIEW
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                                                                   June 30, 2000
--------------------------------------------------------------------------------

                                                               ACCUMULATION
                                                   INCEPTION    UNIT VALUE               AUV AVERAGE ANNUAL TOTAL RETURN
  FUND ACCOUNT            OBJECTIVE                  DATE         (AUV)        ONE YEAR    THREE YEAR   FIVE YEAR   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
 USAA LIFE     Seeks the highest level of current
 MONEY MARKET  income consistent with preservation  2/6/95       $ 1.26         4.67%        4.35%        4.23%          4.26%
               of capital and maintenance of                                                                         (7-day yield
               liquidity                                                                                               is 5.52%)
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE      Seeks maximum current income
INCOME         without undue risk to principal      2/6/95       $13.89         2.39%        4.71%        5.09%          6.19%
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE      Seeks capital growth and
GROWTH AND     current income                       2/6/95       $23.66        -0.60%        9.61%       16.10%         17.20%
INCOME
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE      Seeks long-term capital
WORLD GROWTH   appreciation                         2/6/95       $23.82        21.08%       13.22%       16.19%         17.34%
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE      Seeks long-term capital growth,
DIVERSIFIED    consistent with preservation of      2/6/95       $19.64        -0.85%        8.61%       12.18%         13.23%
ASSETS         capital and balanced by current
               income
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE
AGGRESSIVE     Seeks appreciation of capital        5/1/97       $28.33        60.48%       36.42%          --          38.78%
GROWTH
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE      Seeks capital appreciation with
INTERNATIONAL  current income as a secondary        5/1/97       $13.24        20.05%        7.28%          --           9.14%
               objective
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER VLIF   Seeks to maximize long-term
CAPITAL GROWTH capital growth                       2/6/95       $33.80        24.90%       22.49%       24.16%         25.21%
PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN Seeks long-term capital
GROWTH         appreciation                         2/6/95       $36.69        18.38%       29.28%       24.80%         27.12%
PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE VIT   Seeks to match as closely as
EQUITY 500     possible the performance of the      5/1/98       $13.04         6.13%          --           --          12.89%
INDEX          S&P 500(R) Index, before the
               deduction of Fund expenses
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE VIT   Seeks to match as closely as
SMALL CAP      possible the performance of the
INDEX          Russell 2000(R) Small Stock Index    5/1/98       $10.73        13.00%          --           --           3.19%
               before the deduction of Fund
               expenses
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE VIT   Seeks to match as closely as
EAFE(R)        possible the performance of the
EQUITY INDEX   Morgan Stanley Capital               5/1/98       $12.36        14.62%          --           --          10.16%
               International Europe Australia
               Far East (EAFE(R)) Index before the
               deduction of fund expenses
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE OF THE USAA LIFE AGGRESSIVE GROWTH FUND ACCOUNT AND THE DEUTSCHE VIT SMALL CAP INDEX FUND ACCOUNT WILL REFLECT THE VOLATILITY OF INVESTMENTS IN SMALL CAP STOCKS AND INITIAL PUBLIC OFFERINGS.

The 7-day yield more closely reflects the current earnings of the fund account than the total return. An investment in the USAA Life Money Market Fund Account is not insured or guaranteed by the F.D.I.C. or any other government agency. Although the fund seeks to preserve a stable value at $1 per share, it is possible to lose money by investing in the fund account. The 7-day yield reflects the 7-day period ended June 30, 2000.

The performance data quoted represent past performance and do not represent the actual experience of amounts invested by a particular owner. Past performance is not a guarantee of future results. . Variable insurance products are subject to market risk, including potential fluctuations in investment return and potential loss of principal. . Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. . The AUV total return figures are computed in accordance with a formula prescribed by the Securities and Exchange Commission.

                                     -----

                          USAA LIFE INSURANCE COMPANY

                       To discuss your Variable Annuity,
                        call a USAA Life representative
                     Monday - Friday 7 a.m. to 8 p.m. CST

                                1-800-531-4265
                           (456-9061 in San Antonio)
                   ----------------------------------------

              For information about the value of your contract or
                     the performance of the fund accounts
                        call our toll-free Touchline(R)
                         24 hours a day, 7 days a week

                                1-800-531-5433
                   ----------------------------------------


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